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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2005 through October 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------

                                     PIONEER
                                   -----------
                                     EQUITY
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                    10/31/06

                              [Logo] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                    2

Portfolio Management Discussion                                          4

Portfolio Summary                                                        9

Prices and Distributions                                                10

Performance Update                                                      11

Comparing Ongoing Fund Expenses                                         16

Schedule of Investments                                                 18

Financial Statements                                                    25

Notes to Financial Statements                                           34

Report of Independent Registered Public Accounting Firm                 42

Trustees, Officers and Service Providers                                43

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, broad-based improvements across countries since 2005 is a sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly unchanged. U.S. economic growth is expected to remain positive, as it

Letter

should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06
--------------------------------------------------------------------------------

In the following discussion John Carey, Portfolio Manager of Pioneer Equity Income Fund discusses the Fund and its performance over the past year ended October 31, 2006.

Q: What was the performance of the portfolio over the past six and twelve months ended October 31, 2006?

A: Pioneer Equity Income Fund posted strong investment results over the past six and twelve months relative both to its benchmark Russell 1000 Value Index and the Standard & Poor's 500 Index. For the six months ended October 31, 2006, the Fund showed a total return of 9.28% at net asset value, versus total returns of 7.61% for the Russell 1000 Value Index and 6.10% for the S&P 500 Index; and for the fiscal year as a whole, the Fund achieved a total return of 21.61% at net asset value, versus 21.46% for the Russell 1000 Value Index and 16.33% for the S&P 500 Index. Our performance was also strong versus our peer funds in the Lipper Analytical Services equity-income category, which returned an average of 6.13% and 17.76%, respectively, for the same six and twelve months. Throughout the year, the Fund derived its above-average performance from both sector allocations and stock selection. As always, the dividends paid by fund shareholdings also provided a meaningful portion of the total return.

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Looking back on stock-market fluctuations during the year, we note that both the Russell 1000 Value Index and the S&P 500 advanced from the end of our prior fiscal year, October 31, 2005, through the first week of May 2006, then suffered more than two months of ragged, generally declining results, and finally, from the middle of July through October 31, 2006, resumed their upward paths. Indeed the last three-and-a-half months of our fiscal year witnessed a rather impressive rally in share prices, with one of the more positively sloping trend lines we have seen. The spark

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     igniting the rally seemed to be the Federal Reserve indications that interest rates had approximately reached their peaks, at least for now. Oil prices also broke down, and gasoline prices retreated significantly. Most importantly, corporate earnings remained strong, and merger-and-acquisition activity put a "floor" under the prices of numerous stocks.

Q: Can you discuss in more detail the Fund's performance in the last six months of the fiscal year?

A: The good performance of the Fund versus the benchmark Russell 1000 Value Index during the six months ended October 31, 2006, can be attributed in large part to: our overweights in the above-average-performing utilities, telecommunications-services, and consumer-staples sectors; our underweights in the below-average-performing energy, financials, and information-technology sectors; and our stock selection in the health-care and industrials sectors. Our approach is always stock specific, in that we emphasize careful study of each company represented in the portfolio, and we start with the company rather than its industry or sector.

     Nevertheless, when we find that we are drawn to a number of companies in a particular area, we do tend to look further in that area to see if there might be other values there. That was the case with our investments in both utilities and telecommunications services over the past few years, and our investments in those sectors certainly paid off handsomely in this most recently completed half-year. Similarly, we found about a year ago that we were beginning to struggle with the valuations of some names in the energy and financials sectors and so began to focus more on opportunities elsewhere in the market. Sometimes it is not just a matter of where you are invested, but also a matter of where you are not so heavily exposed! We want to emphasize, however, our policy of starting with the individual companies and letting our analysis and valuation of them guide our industry and sector focus, rather than the reverse, "top-down" approach. We certainly do pay attention to economic forecasts, and we spend a portion of our time, to be sure, on general industry data. But our main activities consist of talking with the managements of companies, reading corporate documents, comparing competing companies with each other, and also studying companies in relation to their customers and suppliers. Together with our full-time staff of

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06                           (continued)
--------------------------------------------------------------------------------

     professional securities analysts, we estimate that we meet with several hundred company managements each year, and much of the rest of the time we are reading whatever we can find that might shed further light on the companies and their prospects of building value for our shareholders longer term.

     Among stocks that provided especially positive performance to the portfolio in the six-month period were longstanding positions Gorman-Rupp and PACCAR. The first, a manufacturer of heavy-duty pumps used in waste-water treatment, among other applications, and the second, a builder of large, Class 8 trucks here in the United States and a line of medium-duty trucks in Europe, both benefited from the strength in industrial activity. Key, though, was that both were prepared to benefit, as a result of their strong management and efficient operations and high-quality products. Merck, the pharmaceutical company, staged a powerful come-back, in stock price, as some of the worst fears abated with respect to litigation in which the company is involved regarding its former drug Vioxx. BellSouth continued to perform well after AT&T announced an acquisition offer for the company - though late in the period, the completion of the deal was put in some doubt due to disagreement among members of the Federal Communications Commission, which must approve the transaction.

     As usual, the portfolio also had detractors from performance, most notably our stock selections in consumer discretionary. Long-time holdings Johnson Controls and Cedar Fair both experienced sinking spells during the period, though, oddly, both recovered by the end of the period almost exactly to the same share price where they began the period. Johnson Controls, which makes automotive interiors, principally seats, felt the effects of problems at the Big Three automakers, and Cedar Fair, an amusement-park operator, was buffeted by investor concerns following its acquisition of the old Paramount parks from CBS. We think that both of the companies are still well positioned for the years ahead, and so we have continued to hold the stocks as of this reporting period. In financials, Washington Mutual, a major savings and loan with a widespread home-mortgage lending business, was punished by the downturn in housing. There, too, we think that the near-term concerns, while definitely serious, are of less interest than the longer-term opportunities.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Did you make many changes to the portfolio over the past six months? If so, please describe.

A: In a lively market, we were fairly active. We initiated positions in nine securities and liquidated holdings in ten. Broad investor concerns about a possible economic slowdown gave us the chance to buy several cyclical companies at prices we thought attractive: E. I. du Pont de Nemours, probably best known for its synthetic fibers, is a global chemical company with customers across many different industries; Alcoa is a major international producer of aluminum, with important assets in all aspects of aluminum making; and Weyerhaeuser is one of the largest forest-products companies. Due to their dependence on advertising revenues, likewise considered to be cyclical, many media companies also traded at prices we regarded as depressed. Accordingly, we added shares of CBS, the television and radio broadcasting company, and New York Times, publisher, of course, of its namesake newspaper, but also the publisher of other papers and magazines and, like CBS, owner of television and radio stations. Our other new investments included Microchip Technology, which provided us with an opportunity to invest in the growing microcontroller industry; J.M. Smucker, well-known for its jams and jellies, but also a burgeoning producer of health foods including natural beverages and peanut butter; and Embarq and Windstream, both of them traditional telephone companies spun out from their parents - respectively, Sprint Nextel and Alltel. Each of the additions pays a dividend and has a record of dividend payments that inspires confidence in us that dividends have decent prospects of continuing.

     Deletions included several stocks that we thought had reached adequate valuations and warranted our taking profits: Johnson & Johnson, T. Rowe Price, PNC Financial, and Hewlett-Packard. We also sold KeySpan at a big gain following its acquisition by a foreign firm. In the cases of Olin, Tupperware, Bristol-Myers Squibb, and Comerica, we simply felt that we could find better opportunities elsewhere. We sold the common shares of Ford after the continuation of dividend payments grew doubtful. It is our general practice primarily to invest in dividend-paying companies in Pioneer Equity Income Fund, and so it is our discipline to part company with stocks that no longer have that characteristic.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/06                           (continued)
--------------------------------------------------------------------------------

Q:   What is your outlook?

A: The sharp rally in share prices since the middle of July has somewhat surprised, but also, naturally, pleased, us. We had thought, during the difficult spring and early summer market, that investors were already beginning to discount the next recession, or at least some dire turn of events that we had not yet quite been able to visualize! Then, well, what a difference a few soothing words from the Federal Reserve can make! Suddenly it was off to the races again, complete with frenzied activity in IPOs (initial public offerings), bidding battles for acquisitions, rosy earnings reports, and tremendous, renewed interest in stocks by average investors. It is the virtue of our policy of remaining fully invested at all times that we take part in market advances even when we are doubtful of their underpinnings. In any case, looking ahead from this new vantage point, we do think it likely that the economy will slow at least somewhat over the next 12-18 months and that the pace of corporate-earnings growth will also decrease. Right now there is much talk and debate among the pundits of whether it will be a "hard" or a "soft" landing. We take no view on that, but we will continue to emphasize the stocks we feel are more conservatively priced and that have more of the possible "negative scenario" already built into the share price. There is never any guarantee that we will make the right choices or come up with the correct valuations, but it is what we aim to do so that you will have a chance at meeting your investment goals. Thank you, as ever, for your support.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecast discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

U.S. Common Stocks                                                      95.7%
Temporary Cash Investments                                               3.8%
Convertible Preferred Stocks                                             0.5%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

Financials                                                              22.4%
Utilities                                                               15.6%
Telecommunication Services                                              11.0%
Industrials                                                              9.9%
Consumer Staples                                                         9.4%
Consumer Discretionary                                                   8.9%
Materials                                                                7.6%
Health Care                                                              6.9%
Energy                                                                   6.0%
Information Technology                                                   2.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)*

 1.    PACCAR, Inc.                                                     3.19%
 2.    Chevron Corp.                                                    2.89
 3.    Merck & Co., Inc.                                                2.79
 4.    BellSouth Corp.                                                  2.69
 5.    Washington Mutual, Inc.                                          2.56
 6.    AT&T Corp.                                                       2.53
 7.    Questar Corp.                                                    2.42
 8.    Verizon Communications, Inc.                                     2.22
 9.    Gorman-Rupp Co.                                                  2.05
10.    Alcoa, Inc.                                                      1.98

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class          10/31/06      10/31/05
-------        ----------    ----------
   A             $33.53        $29.23
   B             $33.32        $29.05
   C             $33.20        $28.96
   R             $33.73        $29.39
   Y             $33.68        $29.35

Distributions Per Share
--------------------------------------------------------------------------------

                     11/1/05 - 10/31/06
                   ----------------------
                         Short-Term        Long-Term
 Class    Dividends     Capital Gains    Capital Gains
-------  -----------   ---------------   --------------
   A       $0.6559          $ -             $1.0823
   B       $0.3832          $ -             $1.0823
   C       $0.4192          $ -             $1.0823
   R       $0.6000          $ -             $1.0823
   Y       $0.7745          $ -             $1.0823


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

     The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     The index defined here pertains to the "Value of $10,000 Investment" charts on pages 11-15.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                     CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

     The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2006)
                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
 10 Years                       10.26%           9.61%
 5 Years                         9.70            8.40
 1 Year                         21.61           14.64

[The data below is represented by a mountain chart]

10/96     9425   10000
         12291   13319
10/98    14589   15293
         16231   17821
10/00    17352   18804
         15754   16574
10/02    13766   14913
         15953   18324
10/04    18558   21156
         20576   23666
10/06    25023   28744

--------------------------------

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                     CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

     The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2006)
Period                        If Held   If Redeemed
 10 Years                      9.36%       9.36%
 5 Years                       8.76        8.76
 1 Year                       20.55       16.55

[The data below is represented by a mountain chart]

10/96    10000   10000
         12935   13319
10/98    15241   15293
         16831   17821
10/00    17847   18804
         16080   16574
10/02    13936   14913
         16013   18324
10/04    18468   21156
         20295   23666
10/06    24467   28744

--------------------------------

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

     All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                     CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

     The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2006)
Period                        If Held   If Redeemed
 10 Years                      9.35%       9.35%
 5 Years                       8.80        8.80
 1 Year                       20.66       20.66

[The data below is represented by a mountain chart]

10/96    10000   10000
         12932   13319
10/98    15234   15293
         16811   17821
10/00    17810   18804
         16026   16574
10/02    13885   14913
         15958   18324
10/04    18416   21156
         20253   23666
10/06    24437   28744

--------------------------------

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                     CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

     The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2006)
Period                        If Held    If Redeemed
 10 Years                      9.84%        9.84%
 5 Years                       9.42         9.42
 1 Year                       21.41        21.41

[The data below is represented by a mountain chart]

10/96    10000   10000
         12975   13319
10/98    15323   15293
         16964   17821
10/00    18045   18804
         16301   16574
10/02    14173   14913
         16381   18324
10/04    19038   21156
         21063   23666
10/06    25572   28744

--------------------------------

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors.

     The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/06                                     CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

     The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of October 31, 2006)
Period                         If Held    If Redeemed
 10 Years                      10.64%       10.64%
 5 Years                       10.18        10.18
 1 Year                        22.10        22.10

[The data below is represented by a mountain chart]

10/96    10000   10000
         13040   13319
10/98    15499   15293
         17308   17821
10/00    18578   18804
         16927   16574
10/02    14855   14913
         17298   18324
10/04    20219   21156
         22506   23666
10/06    27479   28744

--------------------------------

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 7/25/90 to 7/2/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from May 1, 2006 through October 31, 2006.

Share Class                A             B             C             R             Y
-------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
 Value On 5/1/06

 Ending Account        $1,092.83     $1,087.80     $1,088.50     $1,091.23     $1,094.87
 Value On 10/31/06

 Expenses Paid         $    5.43     $   10.00     $    9.58     $    6.43     $    3.43
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.90%, 1.82%, 1.22% and 0.65%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from May 1, 2006 through October 31, 2006.

Share Class                A             B             C             R             Y
-------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00     $1,000.00     $1,000.00     $1,000.00     $1,000.00
 Value On 5/1/06

 Ending Account        $1,020.01     $1,015.63     $1,016.03     $1,019.06     $1,021.93
 Value On 10/31/06

 Expenses Paid         $    5.24     $    9.65     $    9.25     $    6.21     $    3.31
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.90%, 1.82%, 1.22% and 0.65%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06
--------------------------------------------------------------------------------

  Shares                                                         Value
              CONVERTIBLE PREFERRED STOCKS - 0.5%
              Automobiles & Components - 0.4%
              Automobile Manufacturers - 0.4%
 150,000      Ford Cap Trust, 6.5%, 1/15/32             $    5,169,000
                                                        --------------
              Total Automobiles & Components            $    5,169,000
                                                        --------------
              Pharmaceuticals & Biotechnology - 0.1%
              Pharmaceuticals - 0.1%
  15,745      Schering-Plough Corp., 6.0%, 9/14/07      $      865,975
                                                        --------------
              Total Pharmaceuticals & Biotechnology     $      865,975
                                                        --------------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $6,010,850)                         $    6,034,975
                                                        --------------
              COMMON STOCKS - 98.7%
              Energy - 5.9%
              Integrated Oil & Gas - 5.9%
 501,400      Chevron Corp.                             $   33,694,080
 317,560      ConocoPhillips                                19,129,814
 233,878      Exxon Mobil Corp.                             16,703,567
                                                        --------------
                                                        $   69,527,461
                                                        --------------
              Total Energy                              $   69,527,461
                                                        --------------
              Materials - 7.6%
              Aluminum - 2.0%
 800,000      Alcoa, Inc.                               $   23,128,000
                                                        --------------
              Diversified Chemical - 2.1%
 500,000      Dow Chemical Co.                          $   20,395,000
 100,000      E.I. du Pont de Nemours and Co.                4,580,000
                                                        --------------
                                                        $   24,975,000
                                                        --------------
              Diversified Metals & Mining - 0.6%
 220,000      Compass Minerals International, Inc.      $    6,809,000
                                                        --------------
              Forest Products - 0.8%
 150,000      Weyerhaeuser Co.                          $    9,538,500
                                                        --------------
              Industrial Gases - 1.2%
 200,000      Air Products & Chemicals, Inc.            $   13,934,000
                                                        --------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                       Value
              Specialty Chemicals - 0.9%
  400,000     Valspar Corp.                            $   10,716,000
                                                       --------------
              Total Materials                          $   89,100,500
                                                       --------------
              Capital Goods - 9.0%
              Aerospace & Defense - 0.9%
  170,000     United Technologies Corp.                $   11,172,400
                                                       --------------
              Construction & Farm Machinery & Heavy Trucks - 3.9%
  100,000     Deere & Co.                              $    8,513,000
  627,937     PACCAR, Inc.                                 37,180,150
                                                       --------------
                                                       $   45,693,150
                                                       --------------
              Electrical Component & Equipment - 1.3%
  175,000     Emerson Electric Co.                     $   14,770,000
                                                       --------------
              Industrial Machinery - 2.9%
  632,446     Gorman-Rupp Co.+                         $   23,881,161
  350,000     The Timken Co.                               10,517,500
                                                       --------------
                                                       $   34,398,661
                                                       --------------
              Total Capital Goods                      $  106,034,211
                                                       --------------
              Commercial Services & Supplies - 0.8%
              Office Services & Supplies - 0.8%
  240,000     Mine Safety Appliances Co. (b)           $    9,076,800
                                                       --------------
              Total Commercial Services & Supplies     $    9,076,800
                                                       --------------
              Automobiles & Components - 1.8%
              Auto Parts & Equipment - 1.8%
  255,600     Johnson Controls, Inc.                   $   20,841,624
                                                       --------------
              Total Automobiles & Components           $   20,841,624
                                                       --------------
              Consumer Services - 1.8%
              Leisure Facilities - 1.5%
  631,200     Cedar Fair, L.P. (b)                     $   17,320,128
                                                       --------------
              Specialized Consumer Services - 0.3%
  300,000     Servicemaster Co.                        $    3,399,000
                                                       --------------
              Total Consumer Services                  $   20,719,128
                                                       --------------
              Media - 3.2%
              Broadcasting & Cable Television - 0.7%
  300,000     CBS Corp. (Class B)                      $    8,682,000
                                                       --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                      Value
              Publishing - 2.5%
  320,000     McGraw-Hill Co., Inc.                   $   20,534,400
  350,000     New York Times Co. (b)                       8,459,500
                                                      --------------
                                                      $   28,993,900
                                                      --------------
              Total Media                             $   37,675,900
                                                      --------------
              Retailing - 1.7%
              Department Stores - 0.6%
  153,944     Federated Department Stores, Inc.       $    6,759,681
                                                      --------------
              Distributors - 1.1%
  280,000     Genuine Parts Co.                       $   12,745,600
                                                      --------------
              Total Retailing                         $   19,505,281
                                                      --------------
              Food, Beverage & Tobacco - 6.6%
              Packaged Foods & Meats - 6.0%
  520,000     Campbell Soup Co.                       $   19,437,600
  265,000     General Mills, Inc.                         15,057,300
  522,550     H.J. Heinz Co., Inc.                        22,030,708
  180,000     Kellogg Co.                                  9,055,800
  100,000     The J.M. Smucker Co.                         4,900,000
                                                      --------------
                                                      $   70,481,408
                                                      --------------
              Soft Drinks - 0.6%
  116,300     PepsiCo, Inc.                           $    7,378,072
                                                      --------------
              Total Food, Beverage & Tobacco          $   77,859,480
                                                      --------------
              Household & Personal Products - 2.7%
              Household Products - 2.7%
  188,800     Clorox Co.                              $   12,188,928
  306,000     Colgate-Palmolive Co.                       19,574,820
                                                      --------------
                                                      $   31,763,748
                                                      --------------
              Total Household & Personal Products     $   31,763,748
                                                      --------------
              Pharmaceuticals & Biotechnology - 6.7%
              Pharmaceuticals - 6.7%
  306,600     Abbott Laboratories                     $   14,566,566
  240,000     Eli Lilly & Co.                             13,442,400
  715,400     Merck & Co., Inc.                           32,493,468

20    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                        Value

              Pharmaceuticals - (continued)
  700,000     Pfizer, Inc.                              $   18,655,000
                                                        --------------
                                                        $   79,157,434
                                                        --------------
              Total Pharmaceuticals & Biotechnology     $   79,157,434
                                                        --------------
              Banks - 12.1%
              Diversified Banks - 3.9%
  418,700     U.S. Bancorp                              $   14,168,808
  293,166     Wachovia Corp.                                16,270,713
  431,324     Wells Fargo & Co.                             15,652,748
                                                        --------------
                                                        $   46,092,269
                                                        --------------
              Regional Banks - 5.7%
  250,000     First Horizon National Corp.              $    9,830,000
  358,600     National City Corp.                           13,357,850
  230,000     Regions Financial Corp.                        8,728,500
  275,000     SunTrust Banks, Inc.                          21,722,250
  400,000     Whitney Holding Corp.                         13,064,000
                                                        --------------
                                                        $   66,702,600
                                                        --------------
              Thrifts & Mortgage Finance - 2.5%
  705,000     Washington Mutual, Inc.                   $   29,821,500
                                                        --------------
              Total Banks                               $  142,616,369
                                                        --------------
              Diversified Financials - 3.0%
              Asset Management & Custody Banks - 1.6%
  416,000     Eaton Vance Corp.                         $   12,912,640
  100,000     State Street Corp.                             6,423,000
                                                        --------------
                                                        $   19,335,640
                                                        --------------
              Investment Banking & Brokerage - 0.9%
  175,000     A.G. Edwards, Inc.                        $    9,983,750
                                                        --------------
              Diversified Financial Services - 0.5%
  100,000     Bank of America Corp.                     $    5,387,000
                                                        --------------
              Total Diversified Financials              $   34,706,390
                                                        --------------
              Insurance - 4.5%
              Life & Health Insurance - 1.4%
  251,484     Lincoln National Corp.                    $   15,921,452
                                                        --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

   Shares                                                   Value
              Property & Casualty Insurance - 3.1%
  410,200     Chubb Corp.                          $   21,802,130
  259,300     Safeco Corp.                             15,088,667
                                                   --------------
                                                   $   36,890,797
                                                   --------------
              Total Insurance                      $   52,812,249
                                                   --------------
              Real Estate - 2.7%
              Diversified Real Estate Investment Trusts - 0.8%
  200,000     Liberty Property Trust               $    9,640,000
                                                   --------------
              Residential Real Estate Investment Trusts - 0.8%
  150,000     Archstone-Smith Trust                $    9,031,500
                                                   --------------
              Retail Real Estate Investment Trusts - 1.1%
  300,000     Kimco Realty Corp.                   $   13,329,000
                                                   --------------
              Total Real Estate                    $   32,000,500
                                                   --------------
              Software & Services - 0.8%
              Data Processing & Outsourced Services - 0.8%
  200,000     Automatic Data Processing, Inc.      $    9,888,000
                                                   --------------
              Total Software & Services            $    9,888,000
                                                   --------------
              Semiconductors - 1.4%
              Semiconductors - 1.4%
  500,000     Microchip Technology                 $   16,465,000
                                                   --------------
              Total Semiconductors                 $   16,465,000
                                                   --------------
              Telecommunication Services - 10.9%
              Integrated Telecommunication Services - 10.1%
  862,906     AT&T Corp.                           $   29,554,531
  696,400     BellSouth Corp.                          31,407,640
1,000,000     Citizens Utilities Co. (Class B)         14,660,000
  100,000     Embarq Corp.                              4,835,000
  700,000     Verizon Communications, Inc.             25,900,000
  890,847     Windstream Corp.                         12,222,421
                                                   --------------
                                                   $  118,579,592
                                                   --------------
              Wireless Telecommunication Services - 0.8%
  184,585     Alltel Corp.                         $    9,840,226
                                                   --------------
              Total Telecommunication Services     $  128,419,818
                                                   --------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                            Value
              Utilities - 15.5%
              Electric Utilities - 2.3%
  354,400     Great Plains Energy, Inc.     $   11,532,176
  440,000     Southern Co.                      16,016,000
                                            --------------
                                            $   27,548,176
                                            --------------
              Gas Utilities - 6.0%
  326,500     AGL Resources, Inc.           $   12,243,750
  350,000     Atmos Energy Corp.                10,755,500
  460,000     Equitable Resources, Inc.         18,639,200
  346,600     Questar Corp.                     28,240,967
                                            --------------
                                            $   69,879,417
                                            --------------
              Multi-Utilities - 7.2%
  285,000     Ameren Corp. (b)              $   15,418,500
  275,000     Consolidated Edison, Inc.         13,296,250
  640,000     Duke Energy Corp.                 20,249,600
  380,000     NSTAR                             13,220,200
  529,000     PG&E Corp.                        22,821,060
                                            --------------
                                            $   85,005,610
                                            --------------
              Total Utilities               $  182,433,203
                                            --------------
              TOTAL COMMON STOCKS
              (Cost $801,765,958)           $1,160,603,096
                                            --------------

  Principal
     Amount
                TEMPORARY CASH INVESTMENTS - 3.9%
                Repurchase Agreement - 0.6%
$7,200,000      UBS Warburg, Inc., 5.22%, dated 10/31/06,
                repurchase price of $7,200,000 plus accrued
                interest on 11/1/06 collateralized by $7,529,000
                U.S. Treasury Bill, 0.0%, 4/26/07                   $    7,200,000
                                                                    --------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/06                                   (continued)
--------------------------------------------------------------------------------

    Shares                                                             Value
               Security Lending Collateral - 3.3%
38,310,949     Securities Lending Investment Fund, 5.22%      $   38,310,949
                                                              --------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $45,510,949)                             $   45,510,949
                                                              --------------
               TOTAL INVESTMENT IN SECURITIES - 103.1%
               (Cost $853,287,757) (a)                        $1,212,149,020
                                                              --------------
               OTHER ASSETS AND LIABILITIES - (3.1)%          $  (36,763,882)
                                                              --------------
               TOTAL NET ASSETS - 100.0%                      $1,175,385,138
                                                              ==============

+ Investment held by the Fund representing 5% or more of the voting stock of such company.

(a) At October 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $846,291,396 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $369,542,528
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (3,684,904)
                                                                                 ------------
       Net unrealized gain                                                       $365,857,624
                                                                                 ============

(b)  At October 31, 2006, the following securities were out on loan:

   Shares        Security                             Value
  282,150        Ameren Corp.                   $15,264,315
  288,100        Cedar Fair, L.P.                 7,905,464
  150,312        Mine Safety Appliances Co.       5,684,800
  346,465        New York Times Co.               8,374,059
                                                -----------
                 Total                          $37,228,638
                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2006 aggregated $349,556,768 and $326,494,543, respectively.

24   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
    (including securities loaned of $37,228,638)
    (cost $845,381,261)                                         $1,188,267,859
  Investment in securities of affiliated issuers, at value
    (cost $7,906,496)                                               23,881,161
                                                                --------------
    Total Investment in securities, at value
    (cost $853,287,757)                                         $1,212,149,020
  Receivables -
    Fund shares sold                                                 2,147,171
    Dividends and interest                                           2,135,125
  Other                                                                 70,243
                                                                --------------
     Total assets                                               $1,216,501,559
                                                                --------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                     $    1,539,472
    Upon return of securities loaned                                38,310,949
  Due to bank                                                          996,048
  Due to affiliates                                                    186,402
  Accrued expenses                                                      83,550
                                                                --------------
     Total liabilities                                          $   41,116,421
                                                                --------------
NET ASSETS:
  Paid-in capital                                               $  705,763,273
  Undistributed net investment income                                8,323,080
  Accumulated net realized gain on investments                     102,437,522
  Net unrealized gain on investments                               358,861,263
                                                                --------------
     Total net assets                                           $1,175,385,138
                                                                ==============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $840,639,944/25,074,704 shares)             $        33.53
                                                                ==============
  Class B (based on $155,732,555/4,673,254 shares)              $        33.32
                                                                ==============
  Class C (based on $139,914,691/4,214,125 shares)              $        33.20
                                                                ==============
  Class R (based on $26,139,619/774,859 shares)                 $        33.73
                                                                ==============
  Class Y (based on $12,958,329/384,757 shares)                 $        33.68
                                                                ==============
MAXIMUM OFFERING PRICE:
  Class A ($33.53 [divided by] 94.25%)                          $        35.58
                                                                ==============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/06

INVESTMENT INCOME:
  Dividends (including income from affiliated issuers
    of $354,170)                                           $33,955,501
  Interest                                                     154,031
  Income from securities loaned, net                            14,783
                                                           -----------
     Total investment income                                                 $ 34,124,315
                                                                             ------------
EXPENSES:
  Management fees                                          $ 6,174,405
  Transfer agent fees and expenses
    Class A                                                  1,060,338
    Class B                                                    400,176
    Class C                                                    232,564
    Class R                                                     11,786
    Class Y                                                        351
  Distribution fees
    Class A                                                  1,809,256
    Class B                                                  1,525,027
    Class C                                                  1,266,109
    Class R                                                     79,712
  Administrative reimbursements                                201,260
  Custodian fees                                                36,730
  Registration fees                                             35,630
  Professional fees                                             50,477
  Printing expense                                              67,817
  Fees and expenses of nonaffiliated trustees                   26,851
  Miscellaneous                                                 43,271
                                                           -----------
     Total expenses                                                          $ 13,021,760
     Less fees paid indirectly                                                    (81,733)
                                                                             ------------
     Net expenses                                                            $ 12,940,027
                                                                             ------------
       Net investment income                                                 $ 21,184,288
                                                                             ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                           $102,425,371
                                                                             ------------
  Change in net unrealized gain on investments                               $ 77,803,582
                                                                             ------------
    Net gain on investments                                                  $180,228,953
                                                                             ------------
    Net increase in net assets resulting from operations                     $201,413,241
                                                                             ============

26   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/06 and 10/31/05, respectively

                                                            Year Ended        Year Ended
                                                             10/31/06          10/31/05
FROM OPERATIONS:
Net investment income                                    $   21,184,288    $   17,809,300
Net realized gain on investments                            102,425,371        39,019,185
Change in net unrealized gain on investments                 77,803,582        36,319,178
                                                         --------------    --------------
    Net increase in net assets resulting from
     operations                                          $  201,413,241    $   93,147,663
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.66 and $0.60 per share, respectively)    $  (15,462,450)   $  (13,541,645)
    Class B ($0.38 and $0.34 per share, respectively)        (1,944,168)       (2,040,384)
    Class C ($0.42 and $0.38 per share, respectively)        (1,749,386)       (1,605,969)
    Class R ($0.60 and $0.56 per share, respectively)          (299,879)         (101,927)
    Class Y ($0.77 and $0.71 per share, respectively)          (258,099)         (109,218)
Net realized gain:
    Class A ($1.08 and $0.00 per share, respectively)       (24,622,115)                -
    Class B ($1.08 and $0.00 per share, respectively)        (5,874,065)                -
    Class C ($1.08 and $0.00per share, respectively)         (4,511,394)                -
    Class R ($1.08 and $0.00 per share, respectively)          (389,136)                -
    Class Y ($1.08 and $0.00 per share, respectively)          (279,331)                -
                                                         --------------    --------------
     Total distributions to shareowners                  $  (55,390,023)   $  (17,399,143)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  232,305,517    $  203,260,260
Reinvestment of distributions                                47,432,006        14,828,754
Cost of shares repurchased                                 (215,122,539)     (207,178,038)
                                                         --------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                             $   64,614,984    $   10,910,976
                                                         --------------    --------------
    Net increase in net assets                           $  210,638,202    $   86,659,496
NET ASSETS:
Beginning of year                                           964,746,936       878,087,440
                                                         --------------    --------------
End of year                                              $1,175,385,138    $  964,746,936
                                                         ==============    ==============
Undistributed net investment income                      $    8,323,080    $    6,886,711
                                                         ==============    ==============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '06 Shares       '06 Amount       '05 Shares       '05 Amount
CLASS A
Shares sold                         5,064,623    $  157,436,154       4,282,411    $  123,686,391
Reinvestment of distributions       1,229,591        36,136,130         414,127        12,028,807
Less shares repurchased            (4,093,823)     (125,012,223)     (4,147,670)     (120,070,812)
                                   ----------    --------------      ----------    --------------
    Net increase                    2,200,391    $   68,560,061         548,868    $   15,644,386
                                   ==========    ==============      ==========    ==============
CLASS B
Shares sold                           785,056    $   24,209,812       1,257,967    $   36,136,421
Reinvestment of distributions         216,181         6,261,964          56,959         1,643,334
Less shares repurchased            (1,762,703)      (53,369,074)     (1,908,424)      (54,838,775)
                                   ----------    --------------      ----------    --------------
    Net decrease                     (761,467)   $  (22,897,298)       (593,498)   $  (17,059,020)
                                   ==========    ==============      ==========    ==============
CLASS C
Shares sold                           794,660    $   24,318,201       1,096,405    $   31,260,204
Reinvestment of distributions         142,157         4,112,893          36,483         1,050,002
Less shares repurchased              (917,325)      (27,687,216)     (1,052,603)      (30,182,180)
                                   ----------    --------------      ----------    --------------
    Net increase                       19,492    $      743,878          80,285    $    2,128,026
                                   ==========    ==============      ==========    ==============
CLASS R
Shares sold                           454,753    $   14,219,649         294,456    $    8,655,038
Reinvestment of distributions          21,704           645,323           3,019            88,610
Less shares repurchased               (49,032)       (1,502,282)        (26,548)         (776,777)
                                   ----------    --------------      ----------    --------------
    Net increase                      427,426    $   13,362,690         270,927    $    7,966,871
                                   ==========    ==============      ==========    ==============
CLASS Y
Shares sold                           398,862    $   12,121,701         117,705    $    3,522,206
Reinvestment of distributions           9,332           275,696             608            18,001
Less shares repurchased              (248,665)       (7,551,744)        (45,501)       (1,309,494)
                                   ----------    --------------      ----------    --------------
    Net increase                      159,529    $    4,845,653          72,812    $    2,230,713
                                   ==========    ==============      ==========    ==============

28    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/06     10/31/05     10/31/04     10/31/03     10/31/02
CLASS A
Net asset value, beginning of period                        $  29.23     $  26.91     $  23.57     $  20.80     $  24.28
                                                            --------     --------     --------     --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.68     $   0.61     $   0.52     $   0.47     $   0.49
 Net realized and unrealized gain (loss) on investments         5.36         2.31         3.30         2.78        (3.50)
                                                            --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations        $   6.04     $   2.92     $   3.82     $   3.25     $  (3.01)
Distributions to shareowners:
 Net investment income                                         (0.66)       (0.60)       (0.48)       (0.48)       (0.47)
 Net realized gain                                             (1.08)           -            -            -            -
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $   4.30     $   2.32     $   3.34     $   2.77     $  (3.48)
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  33.53     $  29.23     $  26.91     $  23.57     $  20.80
                                                            ========     ========     ========     ========     ========
Total return*                                                  21.61%       10.87%       16.33%       15.89%      (12.62)%
Ratio of net expenses to average net assets+                    1.04%        1.06%        1.08%        1.17%        1.11%
Ratio of net investment income to average net assets+           2.27%        2.11%        2.07%        2.24%        2.06%
Portfolio turnover rate                                           32%          14%          22%          15%          10%
Net assets, end of period (in thousands)                    $840,640     $668,556     $600,835     $501,283     $409,553
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.03%        1.06%        1.08%        1.17%        1.10%
 Net investment income                                          2.28%        2.11%        2.07%        2.24%        2.07%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/06     10/31/05     10/31/04     10/31/03     10/31/02
CLASS B
Net asset value, beginning of period                        $  29.05     $  26.75     $  23.42     $  20.67     $  24.14
                                                            --------     --------     --------     --------     --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.47     $   0.38     $   0.35     $   0.32     $   0.31
 Net realized and unrealized gain (loss) on investments         5.26         2.26         3.23         2.73        (3.50)
                                                            --------     --------     --------     --------     --------
  Net increase (decrease) from investment operations        $   5.73     $   2.64     $   3.58     $   3.05     $  (3.19)
Distributions to shareowners:
 Net investment income                                         (0.38)       (0.34)       (0.25)       (0.30)       (0.28)
 Net realized gain                                             (1.08)           -            -            -            -
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $   4.27     $   2.30     $   3.33     $   2.75     $  (3.47)
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  33.32     $  29.05     $  26.75     $  23.42     $  20.67
                                                            ========     ========     ========     ========     ========
Total return*                                                  20.55%        9.89%       15.34%       14.90%      (13.34)%
Ratio of net expenses to average net assets+                    1.91%        1.93%        1.95%        2.02%        1.91%
Ratio of net investment income to average net assets+           1.44%        1.24%        1.21%        1.41%        1.25%
Portfolio turnover rate                                           32%          14%          22%          15%          10%
Net assets, end of period (in thousands)                    $155,733     $157,889     $161,275     $170,283     $174,334
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.90%        1.93%        1.95%        2.02%        1.90%
 Net investment income                                          1.45%        1.24%        1.21%        1.41%        1.26%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/06     10/31/05     10/31/04     10/31/03     10/31/02
CLASS C
Net asset value, beginning of period                        $  28.96     $  26.68     $  23.37     $ 20.63      $  24.08
                                                            --------     --------     --------     -------      --------
Net increase (decrease) from investment operations:
 Net investment income                                      $   0.45     $   0.38     $   0.29     $  0.24      $   0.26
 Net realized and unrealized gain (loss) on investments         5.29         2.28         3.29        2.81         (3.45)
                                                            --------     --------     --------     -------      --------
  Net increase (decrease) from investment operations        $   5.74     $   2.66     $   3.58     $  3.05      $  (3.19)
Distributions to shareowners:
 Net investment income                                         (0.42)       (0.38)       (0.27)      (0.31)        (0.26)
 Net realized gain                                             (1.08)           -            -           -             -
                                                            --------     --------     --------     -------      --------
Net increase (decrease) in net asset value                  $   4.24     $   2.28     $   3.31     $  2.74      $  (3.45)
                                                            --------     --------     --------     -------      --------
Net asset value, end of period                              $  33.20     $  28.96     $  26.68     $ 23.37      $  20.63
                                                            ========     ========     ========     ========     ========
Total return*                                                  20.66%        9.98%       15.40%      14.93%       (13.37)%
Ratio of net expenses to average net assets+                    1.83%        1.86%        1.89%       2.00%         1.99%
Ratio of net investment income to average net assets+           1.49%        1.31%        1.26%       1.36%         1.19%
Portfolio turnover rate                                           32%          14%          22%         15%           10%
Net assets, end of period (in thousands)                    $139,915     $121,479     $109,787     $82,979      $ 42,903
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.82%        1.86%        1.89%       2.00%         1.98%
 Net investment income                                          1.50%        1.31%        1.26%       1.36%         1.20%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                          4/1/03 (a)
                                                           Year Ended     Year Ended     Year Ended           to
                                                            10/31/06       10/31/05       10/31/04         10/31/03
CLASS R
Net asset value, beginning of period                        $ 29.39        $ 27.08        $ 23.71         $  19.97
                                                            -------        -------        -------         --------
Net increase from investment operations:
 Net investment income                                      $  0.51        $  0.39        $  0.44         $   0.23
 Net realized and unrealized gain on investments               5.51           2.48           3.38             3.73
                                                            -------        -------        -------         --------
  Net increase from investment operations                   $  6.02        $  2.87        $  3.82         $   3.96
Distributions to shareowners:
 Net investment income                                        (0.60)         (0.56)         (0.45)           (0.22)
 Net realized gain                                            (1.08)             -              -                -
                                                            -------        -------        -------         --------
Net increase in net asset value                             $  4.34        $  2.31        $  3.37         $   3.74
                                                            -------        -------        -------         --------
Net asset value, end of period                              $ 33.73        $ 29.39        $ 27.08         $  23.71
                                                            =======        =======        =======         ========
Total return*                                                 21.41%         10.64%         16.23%           19.87%(b)
Ratio of net expenses to average net assets+                   1.23%          1.26%          1.17%            1.21%**
Ratio of net investment income to average net assets+          2.00%          1.86%          1.98%            0.97%**
Portfolio turnover rate                                          32%            14%            22%              15%
Net assets, end of period (in thousands)                    $26,140        $10,213        $ 2,072         $  1,098
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.22%          1.26%          1.17%            1.21%**
 Net investment income                                         2.01%          1.86%          1.98%            0.97%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/06    10/31/05     10/31/04     10/31/03     10/31/02
CLASS Y
Net asset value, beginning of period                        $ 29.35     $ 27.02      $ 23.65      $ 20.85      $  24.33
                                                            -------     -------      -------      -------      --------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.73     $  0.63      $  0.67      $  0.52      $   0.55
 Net realized and unrealized gain (loss) on investments        5.45        2.41         3.29         2.85         (3.46)
                                                            -------     -------      -------      -------      --------
  Net increase (decrease) from investment operations        $  6.18     $  3.04      $  3.96      $  3.37      $  (2.91)
Distributions to shareowners:
 Net investment income                                        (0.77)      (0.71)       (0.59)       (0.57)        (0.57)
 Net realized gain                                            (1.08)          -            -            -             -
                                                            -------     -------      -------      -------      --------
Net increase (decrease) in net asset value                  $  4.33     $  2.33      $  3.37      $  2.80      $  (3.48)
                                                            -------     -------      -------      -------      --------
Net asset value, end of period                              $ 33.68     $ 29.35      $ 27.02      $ 23.65      $  20.85
                                                            =======     =======      =======      =======      ========
Total return*                                                 22.10%      11.31%       16.88%       16.45%       (12.24)%
Ratio of net expenses to average net assets+                   0.65%       0.66%        0.64%        0.71%         0.69%
Ratio of net investment income to average net assets+          2.61%       2.51%        2.43%        2.66%         2.49%
Portfolio turnover rate                                          32%         14%          22%          15%           10%
Net assets, end of period (in thousands)                    $12,956     $ 6,611      $ 4,119      $ 5,017      $  2,842
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.65%       0.66%        0.64%        0.71%         0.68%
 Net investment income                                         2.61%       2.51%        2.43%        2.66%         2.50%

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. Information regarding the Fund's principal investment risks is contained in the Fund's prospectuses. Please refer to those documents when considering the Fund's investment risks.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported,

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At October 31, 2006, the Fund has reclassified $13,937 to decrease undistributed net investment income and $13,937 to

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

     increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                  2006             2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                             $19,695,888      $17,399,143
  Long-term capital gain                       35,694,135                -
                                              -----------      -----------
    Total                                     $55,390,023      $17,399,143
                                              ===========      ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2006.

--------------------------------------------------------------------------------
                                                         2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                     $  4,087,913
  Undistributed long-term gain                        99,676,328
  Unrealized appreciation                            365,857,624
                                                    ------------
    Total                                           $469,621,865
                                                    ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax adjustments on partnerships and preferred stocks.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $111,802 in underwriting commissions on the sale of Class A shares during year ended October 31, 2006.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     a distribution plan (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

     value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the year ended October 31, 2006, the net management fee was equivalent to 0.60% of the average daily net assets.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2006, $24,871 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $146,711 in transfer agent fees payable to PIMSS at October 31, 2006.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $14,820 in distribution fees payable to PFD at October 31, 2006. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans in reimbursement for actual expenditures.

In addition, redemptions of Class A, Class B, Class C and Class R shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchases. Effective December 1, 2004, Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charges that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSC for Class R shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2006, CDSCs in the amount of $294,762 were paid to PFD.

5.   Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended October 31, 2006, expenses were reduced by $37,328 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/06                             (continued)
--------------------------------------------------------------------------------

ended October 31, 2006, the Fund's expenses were reduced by $44,405 under such arrangements.

6.   Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2006, the Fund had no borrowings under this agreement. Effective November 28, 2006 this facility was increased to $200 million.

7.   Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended October 31, 2006:

------------------------------------------------------------------------------------------
                    Beginning                                      Ending
                     Balance    Purchases     Sales    Dividend    Balance
Affiliates           (shares)    (shares)   (shares)    Income    (shares)       Value
------------------------------------------------------------------------------------------
Gorman-Rupp Co        632,446        -          -      $354,170    632,446    $23,881,161
------------------------------------------------------------------------------------------

8.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended October 31, 2006, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 87.56%.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Equity Income Fund:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Equity Income Fund (the "Fund") as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Income Fund at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                Ernst & Young LLP

Boston, Massachusetts
December 15, 2006

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------


                           Position Held With   Term of Office and
Name and Age               the Fund             Length of Service
John F. Cogan, Jr. (80)*   Chairman of the      Trustee since 1990.
                           Board, Trustee       Serves until a succes-
                           and President        sor trustee is elected
                                                or earlier retirement
                                                or removal.
                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (80)*   Deputy Chairman and a Director of Pioneer Global Asset        Director of ICI Mutual
                           Management S.p.A. ("PGAM"); Non-Executive Chairman            Insurance Company
                           and a Director of Pioneer Investment Management USA
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Investment Corporation (since 2004);
                           Director of Fiduciary Counseling, Inc.; President and Direc-
                           tor of Pioneer Funds Distributor, Inc. ("PFD") (until May
                           2006); President of all of the Pioneer Funds; and Of
                           Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
                           (counsel to PIM-USA and the Pioneer Funds)
--------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       Position Held With      Term of Office and
Name and Age           the Fund                Length of Service
Osbert M. Hood (54)*   Trustee and Executive   Trustee since 2003.
                       Vice President          Serves until a succes-
                                               sor trustee is elected
                                               or earlier retirement
                                               or removal.
                                                                                      Other Directorships Held
Name and Age           Principal Occupation During Past Five Years                    by this Trustee
Osbert M. Hood (54)*   President and Chief Executive Officer, PIM-USA since           None
                       May 2003 (Director since January 2001; Executive Vice
                       President and Chief Operating Officer from November
                       2000 - May 2003); Director of PGAM since June 2003;
                       President and Director of Pioneer since May 2003;
                       President and Director of Pioneer Institutional Asset
                       Management, Inc. since February 2006; Chairman and
                       Director of Pioneer Investment Management Shareholder
                       Services, Inc. ("PIMSS") since May 2003; Director of PFD
                       since May 2006; Director of Oak Ridge Investments, LLC
                       (a registered investment adviser in which PIM-USA owns
                       a minority interest) since January 2005; Director of
                       Vanderbilt Capital Advisors, LLC (an institutional investment adviser wholly-owned by PIM-USA) since June 2006; and
                       Executive Vice President of all of the Pioneer Funds since
                       June 2003
--------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Position Held With   Term of Office and
Name, Age and Address          the Fund             Length of Service
David R. Bock (62)             Trustee              Trustee since 2005.
3050 K Street NW,                                   Serves until a succes-
Washington, DC 20007                                sor trustee is elected
                                                    or earlier retirement
                                                    or removal.
--------------------------------------------------------------------------------
Mary K. Bush (58)              Trustee              Trustee since 1997.
3509 Woodbine Street                                Serves until a succes-
Chevy Chase, MD 20815                               sor trustee is elected
                                                    or earlier retirement
                                                    or removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Trustee              Trustee since 1990.
1001 Sherbrooke Street West,                        Serves until a succes-
Montreal, Quebec, Canada                            sor trustee is elected
H3A 1G5                                             or earlier retirement
                                                    or removal.
--------------------------------------------------------------------------------
                                                                                            Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                  by this Trustee
David R. Bock (62)             Senior Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
3050 K Street NW,              Inc. (publicly traded health care services company)          Social Investment
Washington, DC 20007           (2001 - present); Managing Partner, Federal City Capital     Company (privately-held
                               Advisors (boutique merchant bank) (2002 to 2004); and        affordable housing
                               Executive Vice President and Chief Financial Officer,        finance company); and
                               Pedestal Inc. (internet-based mortgage trading company)      Director of New York
                               (2000 - 2002)                                                Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
--------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)              President, Bush International (international financial       Director of Brady
3509 Woodbine Street           advisory firm)                                               Corporation (industrial
Chevy Chase, MD 20815                                                                       identification and
                                                                                            specialty coated material
                                                                                            products manufacturer);
                                                                                            Director of Briggs &
                                                                                            Stratton Co. (engine
                                                                                            manufacturer); Director of
                                                                                            Mortgage Guaranty
                                                                                            Insurance Corporation;
                                                                                            and Director of UAL
                                                                                            Corporation (airline
                                                                                            holding company)
--------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Founding Director, The Winthrop Group, Inc. (consulting      None
1001 Sherbrooke Street West,   firm); and Desautels Faculty of Management, McGill
Montreal, Quebec, Canada       University
H3A 1G5
--------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Position Held With  Term of Office and
Name, Age and Address          the Fund            Length of Service
Thomas J. Perna (56)           Trustee             Trustee since
89 Robbins Avenue,                                 February, 2006.
Berkeley Heights, NJ 07922                         Serves until a
                                                   successor trustee
                                                   is elected or earlier
                                                   retirement or removal.

Marguerite A. Piret (58)       Trustee             Trustee since 1990.
200 State Street 12th Floor,                       Serves until a succes-
Boston, MA 02109                                   sor trustee is elected
                                                   or earlier retirement
                                                   or removal.

Stephen K. West (78)           Trustee             Trustee since 1993.
125 Broad Street,                                  Serves until a succes-
New York, NY 10004                                 sor trustee is elected
                                                   or earlier retirement
                                                   or removal.

John Winthrop (70)             Trustee             Trustee since 1990.
One North Adgers Wharf,                            Serves until a succes-
Charleston, SC 29401                               sor trustee is elected
                                                   or earlier retirement
                                                   or removal.
--------------------------------------------------------------------------------
Pioneer Equity Income Fund
                                                                                         Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years               by this Trustee
Thomas J. Perna (56)           Private investor (2004 - present); and Senior Executive   Director of Quadriserv
89 Robbins Avenue,             Vice President, The Bank of New York (financial and       Inc. (technology products
Berkeley Heights, NJ 07922     securities services) (1986 - 2004)                        for securities lending
                                                                                         industry)
--------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)       President and Chief Executive Officer, Newbury, Piret &   Director of New America
200 State Street 12th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02109                                                                         (closed-end investment
                                                                                         company)
--------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)           Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                        Helvetia Fund, Inc.
New York, NY 10004                                                                       (closed-end investment
                                                                                         company)
--------------------------------------------------------------------------------------------------------------------
John Winthrop (70)             President, John Winthrop & Co., Inc.                      None
One North Adgers Wharf,        (private investment firm)
Charleston, SC 29401

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                             Position Held With    Term of Office and
Name and Age                 the Fund              Length of Service
Dorothy E. Bourassa (58)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher J. Kelley (41)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Christopher P. Harvey (45)   Assistant Secretary   Since July 2006.
                                                   Serves at the discre-
                                                   tion of the Board
--------------------------------------------------------------------------------
Vincent Nave (61)            Treasurer             Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board
--------------------------------------------------------------------------------
                                                                                           Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                   by this Trustee
Dorothy E. Bourassa (58)     Secretary of PIM-USA; Senior Vice President - Legal           None
                             of Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer Funds
                             since September 2003 (Assistant Secretary from
                             November 2000 to September 2003)
--------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)   Vice President and Senior Counsel of Pioneer since July       None
                             2002; Vice President and Senior Counsel of BISYS Fund
                             Services, Inc. (April 2001 to June 2002); Senior Vice
                             President and Deputy General Counsel of Funds Distribu-
                             tor, Inc. (July 2000 to April 2001), and Assistant Secretary
                             of all of the Pioneer Funds since September 2003
--------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)   Partner, Wilmer Cutler Pickering Hale and Dorr LLP;           None
                             and Assistant Secretary of all of the Pioneer Funds
                             since July 2006.
--------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)            Vice President - Fund Accounting, Administration and          None
                             Controllership Services of Pioneer; and Treasurer of
                             all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer and         None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; Assistant Treasurer and Vice
                             President, MFS Investment Management from 1997 to
                             2002; and Assistant Treasurer of all of the Pioneer Funds
                             since November 2004
--------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (41)        Assistant Vice President - Fund Accounting, Administration    None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                           Position Held With
Name and Age                                                                               the Fund
Gary Sullivan (48)                                                                         Assistant Treasurer
--------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)                                                                Assistant Treasurer
--------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)                                                                    Chief Compliance
                                                                                           Officer
--------------------------------------------------------------------------------------------------------------------
*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates. The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

                                                                                           Term of Office and
Name and Age                                                                               Length of Service
Gary Sullivan (48)                                                                         Since 2002. Serves
                                                                                           at the discretion of
                                                                                           the Board
--------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32)                                                                Since 2003. Serves
                                                                                           at the discretion of
                                                                                           the Board
--------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)                                                                    Since March 2006.
                                                                                           Serves at the discre-
                                                                                           tion of the Board
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                            1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                         1-800-225-4321

     Retirement plans information                                 1-800-622-0176

     Telecommunications Device for the Deaf (TDD)                 1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014


     Our toll-free fax                                            1-800-225-4240


     Our internet e-mail address              ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)


     Visit our web site:                                  pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $31,810 in
2006 and $22,655 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October 31, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,515 and $6,800 for 2006 and 2005, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no fees for other services
provided to the Fund during the fiscal years ended October 31, 2006 and 2005.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2006

* Print the name and title of each signing officer under his or her signature.